UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard Explorer Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.5%)

Consumer Discretionary (18.7%)
* O'Reilly Automotive, Inc.	1,878,410	62,570
Phillips-Van Heusen Corp.	1,161,520	60,469
* Priceline.com, Inc.	864,804	55,174
* ITT Educational Services, Inc.	484,180	51,158
American Eagle Outfitters, Inc.	1,797,301	43,603
* GameStop Corp. Class A	1,070,310	43,187
Service Corp. International	3,503,000	42,456
* Aeropostale, Inc.	1,113,790	42,413
*^ Life Time Fitness, Inc.	808,365	41,566
Lamar Advertising Co. Class A	656,300	39,070
RadioShack Corp.	1,483,966	37,292
* The Goodyear Tire & Rubber Co.	1,293,703	37,155
Men's Wearhouse, Inc.	735,203	36,319
* Penn National Gaming, Inc.	603,782	34,717
Brinker International, Inc.	1,228,200	33,088
* DreamWorks Animation SKG, Inc.	997,067	30,909
DeVry, Inc.	923,075	29,908
* WMS Industries, Inc.	1,137,878	29,687
Hasbro, Inc.	1,001,437	28,060
* Crocs, Inc.	466,500	27,673
* Rent-A-Center, Inc.	1,410,500	27,378
* CarMax, Inc.	1,107,800	26,510
Aaron Rents, Inc.	1,121,229	25,923
* Dollar Tree Stores, Inc.	671,464	25,690
* Urban Outfitters, Inc.	1,232,085	24,716
Columbia Sportswear Co.	365,800	22,936
* Charter Communications, Inc.	5,613,500	22,791
*^ Marvel Entertainment, Inc.	910,760	22,068
* Papa John's International, Inc.	790,233	21,676
Advance Auto Parts, Inc.	614,084	21,352
* Buffalo Wild Wings Inc.	476,100	20,577
* The Gymboree Corp.	474,323	20,420
Tempur-Pedic International Inc.	652,300	20,319
Regal Entertainment Group Class A	911,075	19,488
Polo Ralph Lauren Corp.	217,870	19,467
Penske Automotive Group Inc.	997,800	19,437
* Tractor Supply Co.	400,005	19,008
*^ TiVo Inc.	3,451,780	18,985
Guess ?, Inc.	399,100	18,953
* Quiksilver, Inc.	1,448,500	18,584
Catalina Marketing Corp.	615,200	18,573
* Tenneco Automotive, Inc.	522,700	18,451
* Big Lots Inc.	668,500	17,287
* NVR, Inc.	29,850	17,268
Ross Stores, Inc.	593,897	17,181
Tiffany & Co.	344,400	16,617
* Hibbett Sports Inc.	639,093	16,380
* Texas Roadhouse, Inc.	1,374,813	16,319
Burger King Holdings Inc.	663,398	16,114
Family Dollar Stores, Inc.	529,241	15,676
* LodgeNet Entertainment Corp.	494,000	15,521
*^ DSW Inc. Class A	461,637	15,345
Borders Group, Inc.	928,000	15,182
* Jack in the Box Inc.	236,700	15,146
* Volcom, Inc.	421,420	14,952
* Helen of Troy Ltd.	629,260	13,976
Meredith Corp.	244,070	13,788
*^ Smith & Wesson Holding Corp.	713,500	13,414
Golden Eagle Retail Group Ltd.	15,371,000	13,342
* Gaylord Entertainment Co.	264,875	13,238
* Coldwater Creek Inc.	669,455	13,182
Wolverine World Wide, Inc.	480,400	13,000
*1 Harris Interactive Inc.	2,865,077	12,836
PetSmart, Inc.	396,200	12,809
* Deckers Outdoor Corp.	123,500	12,733
* Dick's Sporting Goods, Inc.	221,800	12,472
* P.F. Chang's China Bistro, Inc.	378,200	12,382
Callaway Golf Co.	753,000	12,221
* Skechers U.S.A., Inc.	572,400	11,900
* Iconix Brand Group Inc.	579,800	11,468
Saks Inc.	603,700	11,174
* Career Education Corp.	343,700	10,201
* Pre-Paid Legal Services, Inc.	189,208	9,971
* Morningstar, Inc.	203,471	9,966
Lithia Motors, Inc.	477,800	9,838
* J. Crew Group, Inc.	195,000	9,809
* Scientific Games Corp.	285,370	9,791
Hilton Hotels Corp.	213,640	9,445
* Casual Male Retail Group, Inc.	901,400	9,212
*^ Select Comfort Corp.	565,076	9,007
* Keystone Automotive Industries, Inc.	191,200	8,941
Thor Industries, Inc.	217,700	8,930
Ruby Tuesday, Inc.	384,200	8,548
Sotheby's	199,522	8,530
Strayer Education, Inc.	54,000	8,183
Steven Madden, Ltd.	282,400	7,964
Tupperware Brands Corp.	305,600	7,949
Matthews International Corp.	205,200	7,851
* Orbitz Worldwide, Inc.	632,100	7,636
* Interpublic Group of Cos., Inc.	714,200	7,492
* The Wet Seal, Inc. Class A	1,606,390	7,486
* Premier Exhibitions Inc.	450,000	7,452
TRW Automotive Holdings Corp.	225,600	7,415
*^ Jos. A. Bank Clothiers, Inc.	207,900	7,173
* Fossil, Inc.	271,450	6,936
Autoliv, Inc.	122,500	6,851
* Discovery Holding Co. Class A	286,950	6,806
* Gemstar-TV Guide International, Inc.	1,172,971	6,733
* ValueVision Media, Inc.	737,300	6,717
K-Swiss, Inc.	293,995	6,547
The Buckle, Inc.	187,150	6,541
* CEC Entertainment Inc.	211,550	6,243
Jackson Hewitt Tax Service Inc.	229,200	6,234
Interactive Data Corp.	224,000	6,126
* Hollywood Media Corp.	1,561,823	6,107
* Build-A-Bear-Workshop, Inc.	301,800	6,036
* Getty Images, Inc.	131,200	5,895
* Carter's, Inc.	277,070	5,866
* Toll Brothers, Inc.	266,800	5,851
* Drew Industries, Inc.	165,600	5,760
Orient-Express Hotel Ltd.	121,273	5,633
*^ Nutri/System Inc.	100,233	5,585
* The Dress Barn, Inc.	306,500	5,575
* Sonic Corp.	269,625	5,570
bebe stores, inc.	386,500	5,361
Ethan Allen Interiors, Inc.	151,100	5,162
* Rare Hospitality International Inc.	192,000	5,138
CKE Restaurants Inc.	282,727	4,888
^ Sealy Corp.	319,300	4,841
Sinclair Broadcast Group, Inc.	365,500	4,766
* Denny's Corp.	1,183,200	4,733
* McCormick & Schmick's Seafood Restaurants, Inc.	188,700	4,601
MDC Holdings, Inc.	97,009	4,462
OfficeMax, Inc.	132,100	4,343
Arbitron Inc.	87,000	4,333
* Tween Brands, Inc.	113,000	4,323
* National CineMedia Inc.	166,575	4,148
* Jarden Corp.	105,900	3,826
Blyth, Inc.	170,363	3,803
Nautilus Inc.	377,900	3,719
Oakley, Inc.	123,000	3,469
* Zumiez Inc.	89,005	3,292
Dover Downs Gaming & Entertainment, Inc.	272,850	3,285
* Pacific Sunwear of California, Inc.	175,275	3,158
Christopher & Banks Corp.	211,200	3,151
* The Warnaco Group, Inc.	86,700	3,131
* XM Satellite Radio Holdings, Inc.	269,600	3,087
*^ Syntax-Brillian Corp.	460,196	3,046
Applebee's International, Inc.	123,475	3,037
* MarineMax, Inc.	162,408	3,037
KB Home	94,900	3,019
RCN Corp.	167,842	2,993
Williams-Sonoma, Inc.	95,000	2,925
The Stanley Works	52,800	2,921
*^ Chipotle Mexican Grill, Inc.	32,800	2,898
* Corinthian Colleges, Inc.	211,000	2,842
* IAC/InterActiveCorp	95,980	2,758
*^ Under Armour, Inc.	44,900	2,757
^ Polaris Industries, Inc.	55,100	2,720
Group 1 Automotive, Inc.	72,000	2,701
Choice Hotels International, Inc.	73,200	2,648
* Red Robin Gourmet Burgers, Inc.	68,600	2,646
* Charlotte Russe Holding Inc.	147,558	2,622
Leggett & Platt, Inc.	126,200	2,616
Big 5 Sporting Goods Corp.	121,943	2,606
Gentex Corp.	131,100	2,588
Mediacom Communications Corp.	284,300	2,576
Ryland Group, Inc.	75,500	2,510
* AutoNation, Inc.	126,700	2,468
* The Children's Place Retail Stores, Inc.	72,200	2,463
Brunswick Corp.	87,200	2,438
* Timberland Co.	101,400	2,410
* Cabela's Inc.	115,600	2,359
* Vertrue Inc.	44,900	2,219
Sauer-Danfoss, Inc.	75,700	2,063
Liz Claiborne, Inc.	58,100	2,042
Spartan Motors, Inc.	157,200	1,919
Kimball International, Inc. Class B	141,600	1,851
CBRL Group, Inc.	47,500	1,825
* PetMed Express, Inc.	110,400	1,610
* Maidenform Brands, Inc.	86,960	1,564
Ameristar Casinos, Inc.	48,800	1,546
* Chico's FAS, Inc.	79,000	1,529
* AnnTaylor Stores Corp.	48,300	1,518
LKQ Corp.	49,987	1,421
* Perry Ellis International Corp.	46,700	1,401
* Valassis Communications, Inc.	113,000	1,341
* Lear Corp.	39,500	1,326
* Central European Media Enterprises Ltd. Class A	14,100	1,304
Barnes & Noble, Inc.	35,500	1,191
Regis Corp.	33,600	1,171
Brown Shoe Co., Inc.	55,500	1,162
World Wrestling Entertainment, Inc.	74,300	1,115
* CSK Auto Corp.	80,000	1,091
ArvinMeritor, Inc.	54,470	1,080
Sally Beauty Co. Inc.	133,500	1,072
A.C. Moore Arts & Crafts, Inc.	58,558	1,059
Bon-Ton Stores, Inc.	39,900	1,018
* Mothers Work, Inc.	45,248	1,005
Winnebago Industries, Inc.	36,500	985
^ Beazer Homes USA, Inc.	64,200	898
PC Mall, Inc.	67,247	896
Monro Muffler Brake, Inc.	26,022	871
*^ Krispy Kreme Doughnuts, Inc.	116,700	794
* Payless ShoeSource, Inc.	29,310	780
Standard Pacific Corp.	52,000	770
* Sirius Satellite Radio, Inc.	254,500	766
JAKKS Pacific, Inc.	30,848	731
FTD Group, Inc.	43,600	720
CPI Corp.	11,000	646
^ Home Solutions of America	115,468	546
Red Lion Hotels Corp.	44,890	485
* Amerigon Inc.	29,300	471
* Hayes Lemmerz International, Inc.	96,200	462
RC2 Corp.	12,300	436
Hawk Corp. Class A	29,800	435
* Salem Communications Corp.	47,891	407
Value Line, Inc.	7,310	398
^ Charles & Colvard Ltd.	96,725	393
*^ Avatar Holding, Inc.	5,600	364
Rubio's Restaurants, Inc.	35,570	361
* Jo-Ann Stores, Inc.	15,140	360
American Greetings Corp. Class A	14,049	347
*^ Empire Resorts Inc.	69,900	321
^ Systemax Inc.	14,800	309
Triple Crown Media, Inc.	28,344	249
Standard Motor Products, Inc.	19,494	243
* Sturm, Ruger & Co., Inc.	12,300	240
* Conn's, Inc.	8,800	223
* GenTek, Inc.	6,700	198
BorgWarner, Inc.	2,200	190
O'Charley's Inc.	10,525	187
Oxford Industries, Inc.	4,300	174
Westaff Inc.	35,510	169
Journal Register Co.	52,400	167
Gaiam, Inc.	9,636	155
Loud Technologies Inc.	14,172	140
* Hanesbrands Inc.	4,400	136
Barry RG Corp Ohio	11,400	117
La-Z-Boy Inc.	10,360	104
* Spanish Broadcasting System, Inc.	28,126	89
DXP Enterprises Inc	2,500	81
Stewart Enterprises, Inc. Class A	10,354	73
Playboy Enterprises, Inc. Class B	5,320	59
Silverleaf Resorts, Inc.	8,320	51
Triarc Cos., Inc. Class B	3,333	48
Lodgian, Inc.	3,000	38
Q.E.P. Co. Inc.	2,887	32
Weyco Group, Inc.	748	19
Jennifer Convertibles, Inc.	3,600	18
Cost-U-Less, Inc.	966	10

		2,236,330

Consumer Staples (2.4%)
* Energizer Holdings, Inc.	660,650	66,660
* NBTY, Inc.	618,548	26,932
Nu Skin Enterprises, Inc.	1,228,160	19,061
Tyson Foods, Inc.	731,500	15,581
* Performance Food Group Co.	449,670	12,888
Flowers Foods, Inc.	626,100	12,835
* Bare Escentuals, Inc.	406,965	11,480
Longs Drug Stores, Inc.	222,499	10,760
* Rite Aid Corp.	1,787,497	9,849
* Central Garden and Pet Co.	698,500	8,787
* Ralcorp Holdings, Inc.	160,200	8,324
McCormick & Co., Inc.	226,100	7,724
* Hansen Natural Corp.	158,300	6,419
* Chattem, Inc.	111,800	6,279
Church & Dwight, Inc.	120,200	5,897
* Jones Soda Co. Private Placement	387,800	5,437
Dean Foods Co.	158,600	4,563
Corn Products International, Inc.	100,300	4,475
^ Mannatech, Inc.	429,052	4,037
The Estee Lauder Cos. Inc. Class A	80,700	3,633
*^ USANA Health Sciences, Inc.	83,000	3,350
Alberto-Culver Co.	126,300	2,971
* American Oriental Bioengineering, Inc.	412,000	2,966
Spartan Stores, Inc.	95,800	2,804
Lance, Inc.	90,492	2,279
* Boston Beer Co., Inc. Class A	52,990	2,160
Nash-Finch Co.	47,649	1,919
^ MGP Ingredients, Inc.	89,200	1,450
Sanderson Farms, Inc.	32,400	1,292
* BJ's Wholesale Club, Inc.	37,200	1,263
Seaboard Corp.	484	968
Casey's General Stores, Inc.	38,300	955
* Alliance One International, Inc.	109,800	950
* The Pantry, Inc.	23,000	801
Ingles Markets, Inc.	26,000	762
Inter Parfums, Inc.	30,900	677
J & J Snack Foods Corp.	14,151	488
Herbalife Ltd.	9,100	373
* Playtex Products, Inc.	13,000	233
* Winn-Dixie Stores, Inc.	7,800	208
Alico, Inc.	3,800	183
*^ American Dairy, Inc.	8,800	164
Arden Group Inc. Class A	1,083	138
Diamond Foods, Inc.	5,560	91
Natural Alternatives International, Inc.	205	1

		281,067

Energy (6.3%)
Holly Corp.	605,096	40,777
Tidewater Inc.	585,540	40,063
* Superior Energy Services, Inc.	851,395	34,328
Rowan Cos., Inc.	767,100	32,364
* Unit Corp.	482,690	26,577
* TETRA Technologies, Inc.	925,300	25,733
* Ultra Petroleum Corp.	425,350	23,518
* W-H Energy Services, Inc.	333,701	21,384
Helmerich & Payne, Inc.	626,300	20,273
St. Mary Land & Exploration Co.	593,100	19,744
* Grant Prideco, Inc.	351,080	19,696
* Comstock Resources, Inc.	713,800	19,173
CARBO Ceramics Inc.	410,300	18,496
* Western Oil Sands Inc.	518,200	18,128
* OPTI Canada Inc.	830,400	17,903
Frontier Oil Corp.	439,600	17,026
XTO Energy, Inc.	311,868	17,006
* Complete Production Services, Inc.	724,160	16,793
Range Resources Corp.	417,801	15,517
* Helix Energy Solutions Group, Inc.	394,900	15,381
* Mariner Energy Inc.	649,986	13,734
* Core Laboratories N.V.	127,200	13,691
Foundation Coal Holdings, Inc.	376,600	13,125
Japan Petroleum Exploration Co., Ltd.	185,500	12,555
World Fuel Services Corp.	298,800	12,218
* ATP Oil & Gas Corp.	261,400	11,865
* Oil States International, Inc.	264,325	11,562
Niko Resources Ltd.	127,000	11,517
* Atwood Oceanics, Inc.	167,110	11,464
* Grey Wolf, Inc.	1,458,600	10,808
* Uranium One Inc.	931,900	10,806
*^ Delta Petroleum Corp.	644,990	10,707
* Oceaneering International, Inc.	171,700	9,643
Western Refining, Inc.	165,532	9,187
*^ Cal Dive International, Inc.	588,025	8,950
* Global Industries Ltd.	329,096	8,524
* Tesco Corp.	242,700	8,211
* National Oilwell Varco Inc.	66,920	8,038
Tesoro Corp.	131,500	6,549
* Hercules Offshore, Inc.	195,800	5,878
Overseas Shipholding Group Inc.	75,600	5,866
* Parker Drilling Co.	613,800	5,782
* Universal Compression Holdings, Inc.	73,100	5,339
* Rosetta Resources, Inc.	285,707	5,146
Penn Virginia Corp.	129,168	4,999
* InterOil Corp.	226,600	4,879
* Parallel Petroleum Corp.	230,750	4,700
* FMC Technologies Inc.	47,000	4,301
RPC Inc.	318,700	3,856
Newpark Resources, Inc.	471,157	2,982
Cabot Oil & Gas Corp.	87,200	2,982
Input/Output, Inc.	177,473	2,529
SEACOR Holdings Inc.	22,890	1,996
Gulfmark Offshore, Inc.	41,164	1,934
Basic Energy Services Inc.	88,400	1,858
* Vaalco Energy, Inc.	388,000	1,847
Bronco Drilling Co., Inc.	114,000	1,653
* Denbury Resources, Inc.	39,900	1,596
Trico Marine Services, Inc.	44,944	1,593
Delek US Holdings, Inc.	47,900	1,268
Gulf Island Fabrication, Inc.	36,302	1,240
PetroQuest Energy, Inc.	98,940	1,238
Alon USA Energy, Inc.	32,400	1,156
T-3 Energy Services, Inc.	31,398	1,089
W&T Offshore, Inc.	39,400	923
* Aventine Renewable Energy Holdings, Inc.	53,200	859
Lufkin Industries, Inc.	13,490	799
Union Drilling, Inc.	44,213	672
Matrix Service Co.	28,817	665
Bois d'Arc Energy, Inc.	38,500	626
Callon Petroleum Co.	43,200	605
* Dresser Rand Group, Inc.	16,000	594
Fontline Ltd.	11,800	543
Hornbeck Offshore Services, Inc.	10,930	471
Ship Finance International Ltd.	13,300	372
Bolt Technology Corp.	4,700	219
Knightsbridge Tankers Ltd.	6,800	185
NATCO Group Inc.	3,900	181
Petroleum Development Corp.	1,717	69
Prime Energy Corp.	725	40

		748,564

Financials (7.6%)
*^ Affiliated Managers Group, Inc.	506,630	57,249
Cash America International Inc.	1,091,500	39,971
^ CapitalSource Inc. REIT	1,890,326	35,916
Jefferies Group, Inc.	1,124,100	29,530
Waddell & Reed Financial, Inc.	1,130,390	28,497
^ The First Marblehead Corp.	701,029	23,106
* IntercontinentalExchange Inc.	152,095	22,986
Nuveen Investments, Inc. Class A	348,500	21,307
SEI Investments Co.	767,100	20,911
* Markel Corp.	40,400	18,806
Reinsurance Group of America, Inc.	352,800	18,794
Aspen Insurance Holdings Ltd.	736,300	18,003
U-Store-It Trust REIT	1,229,000	17,587
Brown & Brown, Inc.	680,110	17,479
Equity Inns, Inc. REIT	703,100	15,721
Platinum Underwriters Holdings, Ltd.	466,200	15,478
* ProAssurance Corp.	294,700	14,552
UCBH Holdings, Inc.	883,000	14,517
First Community Bancorp	288,200	14,473
Cullen/Frost Bankers, Inc.	270,600	13,441
* Nasdaq Stock Market Inc.	436,400	13,428
* First Cash Financial Services, Inc.	610,300	13,298
A.G. Edwards, Inc.	158,700	12,832
International Bancshares Corp.	555,940	12,247
Lazard Ltd. Class A	287,385	10,642
Redwood Trust, Inc. REIT	345,200	9,942
Security Capital Assurance, Ltd.	418,875	9,710
Apollo Investment Corp.	454,675	9,589
* World Acceptance Corp.	290,228	9,342
Cohen & Steers, Inc.	262,459	9,042
MBIA, Inc.	157,000	8,808
* CB Richard Ellis Group, Inc.	252,005	8,800
QC Holdings Inc.	648,078	8,794
* EZCORP, Inc.	720,002	8,669
People's United Financial Inc.	508,600	8,199
State Street Corp.	119,937	8,039
* Philadelphia Consolidated Holding Corp.	221,500	8,005
HCC Insurance Holdings, Inc.	270,500	7,920
Jones Lang LaSalle Inc.	69,600	7,641
Forest City Enterprise Class A	137,500	7,481
Eaton Vance Corp.	159,900	6,693
The Phoenix Cos., Inc.	485,000	6,688
Federated Investors, Inc.	181,600	6,539
Duke Realty Corp. REIT	199,500	6,522
Max Re Capital Ltd.	245,700	6,415
^ Portfolio Recovery Associates, Inc.	119,289	6,233
^ The St. Joe Co.	150,800	6,113
* AmeriCredit Corp.	297,886	6,059
First American Corp.	130,590	6,045
Weingarten Realty Investors REIT	161,800	5,923
PartnerRe Ltd.	77,100	5,476
Federal Realty Investment Trust REIT	71,100	5,342
Bank of Hawaii Corp.	110,400	5,301
National Financial Partners Corp.	113,260	5,251
^ Greenhill & Co., Inc.	89,130	5,170
Douglas Emmett, Inc. REIT	221,788	5,114
Advanta Corp. Class B	190,389	4,885
Zenith National Insurance Corp.	116,377	4,697
American Capital Strategies, Ltd.	123,000	4,670
Advance America, Cash Advance Centers, Inc.	317,301	4,655
TCF Financial Corp.	187,500	4,611
Nationwide Health Properties, Inc. REIT	189,300	4,511
* Alleghany Corp.	10,627	4,463
Digital Realty Trust, Inc. REIT	132,000	4,376
* JMP Group, Inc.	491,500	4,296
Taubman Co. REIT	89,200	4,290
UDR, Inc. REIT	184,400	4,258
* E*TRADE Financial Corp.	223,040	4,131
Ventas, Inc. REIT	120,600	3,934
Janus Capital Group Inc.	123,400	3,709
Tanger Factory Outlet Centers, Inc. REIT	110,300	3,687
East West Bancorp, Inc.	100,000	3,666
Cousins Properties, Inc. REIT	140,400	3,610
International Securities Exchange, Inc.	52,800	3,469
iStar Financial Inc. REIT	93,100	3,382
* Knight Capital Group, Inc. Class A	224,100	3,169
First Midwest Bancorp, Inc.	96,000	3,157
Saul Centers, Inc. REIT	72,100	3,127
^ Downey Financial Corp.	51,900	2,761
Maguire Properties, Inc. REIT	95,700	2,738
Home Properties, Inc. REIT	57,600	2,667
Student Loan Corp.	13,800	2,567
Stifel Financial Corp.	44,837	2,478
SL Green Realty Corp. REIT	19,556	2,374
Odyssey Re Holdings Corp.	64,700	2,277
Apartment Investment & Management Co. Class A REIT	53,900	2,277
The PMI Group Inc.	65,600	2,235
The Hanover Insurance Group Inc.	49,710	2,182
* Dollar Financial Corp.	83,924	2,103
* Triad Guaranty, Inc.	74,800	2,062
Erie Indemnity Co. Class A	39,100	2,019
^ ASTA Funding, Inc.	54,845	1,979
* HFF Inc. Class A	157,275	1,972
Essex Property Trust, Inc. REIT	17,200	1,850
*^ First Federal Financial Corp.	40,500	1,831
Preferred Bank, Los Angeles	47,401	1,820
Transatlantic Holdings, Inc.	22,500	1,646
City Bank Lynnwood (WA)	67,200	1,638
Hancock Holding Co.	41,400	1,464
Raymond James Financial, Inc.	45,400	1,392
*^ Primus Guaranty, Ltd.	140,486	1,335
United Community Banks, Inc.	55,600	1,304
^ Frontier Financial Corp.	60,400	1,294
Vineyard National Bancorp Co.	60,100	1,243
NYMAGIC, Inc.	32,900	1,197
^ Sierra Bancorp	43,898	1,179
Technology Investment Capital Corp.	84,800	1,163
Entertainment Properties Trust REIT	25,900	1,154
Heritage Commerce Corp.	58,062	1,153
Equity Lifestyle Properties, Inc. REIT	23,600	1,070
Radian Group, Inc.	30,300	1,021
City Holding Co.	29,636	974
IndyMac Bancorp, Inc.	41,600	915
Associated Estates Realty Corp. REIT	67,200	860
Kilroy Realty Corp. REIT	12,300	792
* Meadowbrook Insurance Group, Inc.	88,200	792
Ramco-Gershenson Properties Trust REIT	24,552	791
^ Fremont General Corp.	125,700	725
Franklin Bank Corp.	65,090	698
* Alexander's, Inc. REIT	1,900	673
Sterling Bancshares, Inc.	63,950	666
* Tejon Ranch Co.	15,000	595
Republic Property Trust REIT	40,640	570
Suffolk Bancorp	17,600	496
* Move, Inc.	141,600	474
*^ ACA Capital Holdings Inc.	75,000	439
Consolidated-Tomoka Land Co.	6,800	423
FelCor Lodging Trust, Inc. REIT	16,845	370
SWS Group, Inc.	17,860	315
GFI Group Inc.	4,100	306
Universal Insurance Holdings, INC.	49,460	280
Rayonier Inc. REIT	6,400	271
Gamco Investors Inc. Class A	4,200	218
* Interactive Brokers Group, Inc.	8,400	204
ZipRealty, Inc.	26,695	197
TriCo Bancshares	9,499	192
First State Bancorporation	11,000	190
Fidelity Southern Corp.	12,990	187
Grubb & Ellis Co.	17,990	176
Presidential Life Corp.	10,500	171
First Industrial Realty Trust REIT	3,800	147
Tompkins Trustco, Inc.	4,300	137
Integra Bank Corp.	7,216	130
Southwest Bancorp, Inc.	5,601	111
* First Regional Bancorp	4,700	101
First Busey Corp.	5,200	101
Independent Bank Corp. (MI)	7,244	88
MetroCorp Bancshares, Inc.	4,600	84
U.S.B. Holding Co., Inc.	3,300	79
Urstadt Biddle Properties Class A REIT	5,220	79
Seabright Insurance Holdings, Inc.	3,342	61
FNB Corp. (VA)	1,690	56
Financial Federal Corp.	1,590	45
Brooke Corp.	3,489	45
Kite Realty Group Trust REIT	2,500	40
SCPIE Holdings Inc.	1,170	26
Omega Healthcare Investors, Inc. REIT	1,891	24
Wesco Financial Corp.	60	24
Federal Agricultural Mortgage Corp. Class C	820	23
Lakeland Financial Corp.	1,000	23
Bridge Capital Holdings	700	16
United Western Bancorp. Inc.	530	13
Universal Health Realty Income REIT	300	9
Peoples Bancorp of North Carolina	366	7
Pathfinder Bancorp, Inc.	580	6
Mackinac Financial Corp.	500	5
Bank of the Ozarks, Inc.	100	3
Independence Holding Co.	100	2

		909,279

Health Care (15.5%)
* Cephalon, Inc.	811,365	60,966
* Align Technology, Inc.	2,016,000	52,618
* IDEXX Laboratories Corp.	524,550	52,591
* Alkermes, Inc.	2,873,788	40,923
* Waters Corp.	702,360	40,919
* Covance, Inc.	563,795	39,787
DENTSPLY International Inc.	1,086,289	39,639
* Medarex, Inc.	2,753,900	38,995
* Henry Schein, Inc.	692,342	37,622
* Patterson Cos.	961,450	34,487
Dade Behring Holdings Inc.	452,300	33,855
*^ Healthways, Inc.	734,290	32,088
* Barr Pharmaceuticals Inc.	613,895	31,444
* Endo Pharmaceuticals Holdings, Inc.	822,050	27,958
* WellCare Health Plans Inc.	264,843	26,818
Pharmaceutical Product Development, Inc.	797,696	26,723
* Millennium Pharmaceuticals, Inc.	2,438,000	24,599
* PDL BioPharma Inc.	1,046,100	24,573
* Human Genome Sciences, Inc.	3,120,100	24,212
* HLTH Corp.	1,902,595	24,087
* Respironics, Inc.	517,510	23,676
* Axcan Pharma Inc.	1,243,200	22,763
* Amylin Pharmaceuticals, Inc.	486,600	22,632
* Haemonetics Corp.	447,880	22,134
Cooper Cos., Inc.	405,300	20,318
* Immucor Inc.	632,311	19,703
* Xenoport Inc.	444,013	18,955
* Qiagen NV	1,070,300	18,409
* Pediatrix Medical Group, Inc.	333,100	17,974
West Pharmaceutical Services, Inc.	382,500	17,702
* Isis Pharmaceuticals, Inc.	1,699,149	17,688
* King Pharmaceuticals, Inc.	1,028,526	17,495
* Community Health Systems, Inc.	441,400	17,170
* Apria Healthcare Group Inc.	631,195	16,550
Manor Care, Inc.	253,107	16,034
* Sun Healthcare Group Inc.	1,141,700	15,436
* Seattle Genetics, Inc.	1,558,504	14,853
*^ LifeCell Corp.	483,420	14,836
Mindray Medical International Ltd. ADR	469,149	14,544
* Cypress Bioscience, Inc.	1,260,100	14,529
Arrow International, Inc.	327,000	14,450
* Edwards Lifesciences Corp.	313,339	14,401
* Matria Healthcare, Inc.	553,253	14,291
* inVentiv Health, Inc.	395,620	14,037
* Health Net Inc.	279,600	13,851
* Amedisys Inc.	365,569	13,837
* Nektar Therapeutics	1,779,400	13,577
Medicis Pharmaceutical Corp.	468,525	13,367
* Regeneron Pharmaceuticals, Inc.	890,100	13,254
* Varian Medical Systems, Inc.	323,025	13,179
* Lincare Holdings, Inc.	367,900	13,130
* Inverness Medical Innovations, Inc.	270,950	13,117
* MWI Veterinary Supply Inc.	335,943	12,991
* Gen-Probe Inc.	205,475	12,947
* Celgene Corp.	208,670	12,637
* Cyberonics, Inc.	889,200	12,449
* Noven Pharmaceuticals, Inc.	696,968	12,378
* Exelixis, Inc.	1,272,255	12,328
* Zoll Medical Corp.	458,469	12,314
* Adams Respiratory Therapeutics, Inc.	331,650	12,274
* Affymetrix, Inc.	503,400	12,273
* Salix Pharmaceuticals, Ltd.	1,065,438	11,741
* Hologic, Inc.	216,410	11,210
* The Medicines Co.	689,100	10,964
PerkinElmer, Inc.	388,838	10,821
* VCA Antech, Inc.	273,200	10,748
* DaVita, Inc.	202,885	10,741
Universal Health Services Class B	203,422	10,667
IMS Health, Inc.	369,460	10,393
Mylan Laboratories, Inc.	634,790	10,176
* Kinetic Concepts, Inc.	164,700	10,126
* ResMed Inc.	233,170	10,022
* BioMarin Pharmaceutical Inc.	504,800	9,117
* QLT Inc.	1,384,900	9,099
Bausch & Lomb, Inc.	131,900	8,432
Hillenbrand Industries, Inc.	130,900	8,252
*^ Vital Images, Inc.	414,700	8,083
* MGI Pharma, Inc.	319,343	7,993
* Bruker BioSciences Corp.	1,010,031	7,909
* Impax Laboratories, Inc.	662,300	7,782
* Psychiatric Solutions, Inc.	223,400	7,616
* Rigel Pharmaceuticals, Inc.	955,800	7,608
* AMERIGROUP Corp.	268,200	7,424
Chemed Corp.	116,900	7,397
^ Mentor Corp.	187,700	7,386
* Durect Corp.	1,671,700	7,188
* Arena Pharmaceuticals, Inc.	625,850	7,153
* Onyx Pharmaceuticals, Inc.	246,600	6,858
* Myriad Genetics, Inc.	182,500	6,822
* Cytyc Corp.	159,403	6,711
* LifePoint Hospitals, Inc.	222,500	6,575
* Vertex Pharmaceuticals, Inc.	198,425	6,409
Perrigo Co.	333,600	6,222
Sciele Pharma, Inc.	266,400	6,178
* ImmunoGen, Inc.	1,286,000	6,134
* Verenium Corp.	952,971	5,947
* Charles River Laboratories, Inc.	114,800	5,875
Integra LifeSciences Holdings	117,597	5,839
* MedCath Corp.	190,100	5,758
STERIS Corp.	202,600	5,541
* Par Pharmaceutical Cos. Inc.	232,800	5,515
* PAREXEL International Corp.	135,071	5,461
* ViroPharma Inc.	424,900	5,460
* Intuitive Surgical, Inc.	25,664	5,456
* Sunrise Senior Living, Inc.	135,880	5,403
* Magellan Health Services, Inc.	125,900	5,265
The TriZetto Group, Inc.	324,246	5,198
* Metabolix Inc.	236,000	5,190
* Luminex Corp.	426,500	5,092
* K-V Pharmaceutical Co. Class A	183,900	5,028
* CV Therapeutics, Inc.	502,400	4,979
Vital Signs, Inc.	95,009	4,941
* Alliance Imaging, Inc.	543,100	4,839
* Ventana Medical Systems, Inc.	56,858	4,739
* Alnylam Pharmaceuticals Inc.	191,700	4,622
* Cytokinetics, Inc.	890,149	4,451
* Molina Healthcare Inc.	134,700	4,228
* Cell Genesys, Inc.	1,210,500	4,164
Kendle International Inc.	111,068	4,104
* Quidel Corp.	265,160	3,946
Omnicell, Inc.	160,782	3,839
* PSS World Medical, Inc.	217,978	3,756
* Nuvelo, Inc.	1,690,700	3,753
* Techne Corp.	56,300	3,167
*^ Radiation Therapy Services, Inc.	109,183	3,086
Analogic Corp.	45,807	3,041
* United Therapeutics Corp.	43,195	2,996
Pain Therapeutics, Inc.	351,758	2,948
* GTx, Inc.	184,500	2,836
* HMS Holdings Corp.	141,304	2,689
Incyte Corp.	505,380	2,689
*^ Trubion Pharmaceuticals, Inc.	152,529	2,588
Volcano Corp.	146,131	2,522
Owens & Minor, Inc. Holding Co.	61,000	2,345
* Gentiva Health Services, Inc.	109,447	2,186
* OSI Pharmaceuticals, Inc.	66,700	2,150
Alpharma, Inc. Class A	86,260	2,138
Beckman Coulter, Inc.	28,400	2,011
Res-Care, Inc.	102,234	1,986
* Varian, Inc.	32,300	1,943
* Sonic Innovations, Inc.	214,004	1,802
* Albany Molecular Research, Inc.	120,487	1,772
* Warner Chilcott Ltd.	97,300	1,751
* Savient Pharmaceuticals Inc.	143,100	1,694
* Odyssey Healthcare, Inc.	155,150	1,677
* CorVel Corp.	62,311	1,657
Harvard Bioscience, Inc.	265,386	1,364
Natus Medical Inc.	86,820	1,325
* Pharmanet Development Group, Inc.	45,449	1,273
*^ Genomic Health, Inc.	61,300	1,220
* Cerner Corp.	20,800	1,100
CryoLife Inc.	114,900	1,097
* Millipore Corp.	11,800	928
ICU Medical, Inc.	25,812	858
* Greatbatch, Inc.	27,122	842
* Candela Corp.	78,700	796
Cutera, Inc.	34,465	784
Lifecore Biomedical Inc.	45,600	697
* Tanox, Inc.	34,079	665
* LHC Group Inc.	25,900	627
* Auxilium Pharmaceuticals, Inc.	35,900	627
* Centene Corp.	29,000	627
*^ Hi-Tech Pharmacal Co., Inc.	57,500	589
* Air Methods Corp.	14,602	556
Life Sciences Research, Inc.	30,242	544
*^ Nighthawk Radiology Holdings, Inc.	21,200	437
Option Care, Inc.	22,500	436
RadNet, Inc.	44,414	413
Bio-Reference Laboratories, Inc.	15,826	405
* Cubist Pharmaceuticals, Inc.	16,070	371
National Healthcare Corp.	6,926	361
* Allos Therapeutics Inc.	76,500	333
RehabCare Group, Inc.	21,840	309
Tutogen Medical Inc	34,900	292
America Service Group Inc.	16,573	277
Nutraceutical International Corp.	18,200	265
* Novacea, Inc.	28,400	225
* Pozen Inc.	13,200	220
Ligand Pharmaceuticals Inc. Class B	39,700	214
* American Dental Partners, Inc.	7,700	198
* Skilled Healthcare Group Inc.	12,100	168
* AMAG Pharmaceuticals, Inc.	3,000	161
Atrion Corp.	1,494	156
IntegraMed America, Inc.	11,435	136
IRIS International, Inc.	5,930	94
E-Z-EM, Inc.	6,060	89
TorreyPines Therapeutics Inc.	12,346	85
Orthofix International N.V.	1,764	76
Medical Staffing Network Holdings, Inc.	10,300	58
MTS Medication Tech	4,583	54
Hanger Orthopedic Group, Inc.	4,970	53
* Alexion Pharmaceuticals, Inc.	600	35
* Pharmion Corp.	800	19
Bioanalytical Systems, Inc.	480	3

		1,857,869

Industrials (15.8%)
The Dun & Bradstreet Corp.	578,870	56,590
Donaldson Co., Inc.	1,450,000	52,766
Chicago Bridge & Iron Co. N.V.	1,179,855	47,902
* The Advisory Board Co.	899,490	46,315
* Corrections Corp. of America	1,412,506	40,751
MSC Industrial Direct Co., Inc. Class A	794,110	39,936
The Manitowoc Co., Inc.	492,930	38,286
* Stericycle, Inc.	724,400	34,728
Acuity Brands, Inc.	556,500	32,889
* Suntech Power Holdings Co., Ltd. ADR	762,600	30,756
* Huron Consulting Group Inc.	411,316	27,941
Triumph Group, Inc.	361,100	27,519
Harsco Corp.	499,490	26,303
Kennametal, Inc.	339,030	25,990
Healthcare Services Group, Inc.	902,200	25,009
Albany International Corp.	638,600	23,935
Equifax, Inc.	587,454	23,768
J.B. Hunt Transport Services, Inc.	841,200	23,495
McGrath RentCorp	779,300	23,317
* FTI Consulting, Inc.	567,135	23,270
Trinity Industries, Inc.	590,160	22,562
Watsco, Inc.	447,900	22,355
Lincoln Electric Holdings, Inc.	308,473	22,207
* Allied Waste Industries, Inc.	1,678,250	21,599
* Geo Group Inc.	780,660	21,593
* Washington Group International, Inc.	267,200	21,462
* Mobile Mini, Inc.	703,282	20,093
GATX Corp.	441,100	20,008
* Terex Corp.	226,200	19,510
* McDermott International, Inc.	233,000	19,325
* Alliant Techsystems, Inc.	193,950	19,222
Knight Transportation, Inc.	1,086,900	19,173
* Covanta Holding Corp.	823,600	18,679
Carlisle Co., Inc.	399,800	18,103
* BE Aerospace, Inc.	439,573	17,829
* General Cable Corp.	223,600	17,776
* Jacobs Engineering Group Inc.	286,830	17,677
* NCI Building Systems, Inc.	357,850	17,306
UTI Worldwide, Inc.	666,445	16,748
* Williams Scotsman International Inc.	611,445	16,601
Horizon Lines Inc.	574,950	16,593
* AerCap Holdings NV	634,145	16,453
* Genlyte Group, Inc.	232,286	16,160
* TeleTech Holdings, Inc.	546,000	16,014
Werner Enterprises, Inc.	820,800	15,956
* ChoicePoint Inc.	411,620	15,946
Barnes Group, Inc.	508,570	15,867
* Continental Airlines, Inc. Class B	498,800	15,717
Heartland Express, Inc.	1,031,220	15,375
* AirTran Holdings, Inc.	1,504,300	14,802
Con-way, Inc.	289,900	14,318
* Quanta Services, Inc.	497,270	14,137
* Consolidated Graphics, Inc.	213,025	14,040
* Kenexa Corp.	380,900	13,629
Steelcase Inc.	777,096	13,529
Herman Miller, Inc.	438,229	13,379
Precision Castparts Corp.	96,939	13,286
Ametek, Inc.	340,420	13,283
* H&E Equipment Services, Inc.	481,527	13,083
Pentair, Inc.	355,400	12,865
* First Solar, Inc.	113,000	12,720
* UAL Corp.	288,100	12,717
* The Middleby Corp.	204,600	12,687
Roper Industries Inc.	207,700	12,458
* Ceradyne, Inc.	158,339	11,817
* AGCO Corp.	297,800	11,444
* Thomas & Betts Corp.	182,800	11,297
Oshkosh Truck Corp.	187,390	10,728
* Hertz Global Holdings Inc.	465,942	10,432
* Tetra Tech, Inc.	482,420	10,145
*^ RSC Holdings Inc.	454,365	9,646
Pall Corp.	231,000	9,591
Regal-Beloit Corp.	178,100	9,033
Kaydon Corp.	169,400	9,014
* URS Corp.	182,200	8,975
Apogee Enterprises, Inc.	329,065	8,477
* COMSYS IT Partners Inc.	460,700	8,366
* Hub Group, Inc.	245,301	8,345
Heidrick & Struggles International, Inc.	151,400	8,136
Granite Construction Co.	124,000	8,059
Belden Inc.	143,800	7,877
* Old Dominion Freight Line, Inc.	259,155	7,479
* Hudson Highland Group, Inc.	443,700	7,321
* United Stationers, Inc.	109,500	6,980
* RBC Bearings Inc.	180,234	6,887
* Copart, Inc.	243,100	6,841
*^ Energy Conversion Devices, Inc.	227,877	6,802
* Teledyne Technologies, Inc.	145,400	6,451
* Labor Ready, Inc.	273,828	6,451
Mueller Industries Inc.	171,200	6,314
Orbital Sciences Corp.	297,737	6,309
* Kansas City Southern	178,460	6,159
* CRA International Inc.	128,800	6,142
Astec Industries, Inc.	113,800	5,937
Kelly Services, Inc. Class A	237,085	5,892
Manpower Inc.	74,505	5,890
* II-VI, Inc.	228,500	5,674
* Gardner Denver Inc.	131,400	5,465
* Delta Air Lines Inc.	306,300	5,458
*^ Houston Wire & Cable Co.	211,547	5,452
Cummins Inc.	45,800	5,436
AAR Corp.	181,340	5,409
* TransDigm Group, Inc.	130,800	5,389
* Spherion Corp.	596,300	5,265
* Spirit Aerosystems Holdings Inc.	142,000	5,155
* Kforce Inc.	354,653	5,139
* Perini Corp.	83,100	5,103
* Airasia Berhad	8,578,300	4,835
Skywest, Inc.	213,260	4,758
* Resources Connection, Inc.	141,600	4,598
The Brink's Co.	74,500	4,556
DRS Technologies, Inc.	86,400	4,524
* ExpressJet Holdings, Inc.	827,600	4,328
* Saia, Inc.	210,100	4,250
Watson Wyatt & Co. Holdings	95,300	4,246
AAON, Inc.	131,379	3,930
^ Simpson Manufacturing Co.	110,100	3,725
Wabtec Corp.	89,600	3,659
* Taleo Corp. Class A	162,175	3,488
Lennox International Inc.	89,840	3,441
Crane Co.	73,500	3,371
Waste Industries USA, Inc.	103,565	3,307
* Volt Information Sciences Inc.	211,600	3,297
Graco, Inc.	79,900	3,279
Nordson Corp.	69,300	3,171
Applied Industrial Technology, Inc.	109,125	3,098
Layne Christensen Co.	64,230	2,901
Arkansas Best Corp.	74,100	2,670
Baldor Electric Co.	58,400	2,665
Knoll, Inc.	120,000	2,377
Cascade Corp.	34,900	2,366
Insteel Industries, Inc.	118,600	2,297
^ Encore Wire Corp.	73,500	2,245
American Woodmark Corp.	73,900	2,221
* GrafTech International Ltd.	143,100	2,217
The Timken Co.	64,900	2,168
* Celadon Group Inc.	136,600	2,057
Viad Corp.	55,700	2,002
Forward Air Corp.	58,700	2,000
Dynamex Inc.	82,358	1,978
Fastenal Co.	41,000	1,848
* M&F Worldwide Corp.	30,600	1,785
Kaman Corp. Class A	49,665	1,663
United Industrial Corp.	26,200	1,655
Walter Industries, Inc.	64,000	1,600
Esterline Technologies Corp.	34,400	1,592
*^ Pinnacle Airlines Corp.	95,900	1,546
* Superior Essex Inc.	41,800	1,457
Deluxe Corp.	37,900	1,431
Furmanite Corp.	179,555	1,401
Korn/Ferry International	59,200	1,399
Teleflex Inc.	18,080	1,382
* AZZ Inc.	37,700	1,338
LECG Corp.	94,348	1,318
* Kirby Corp.	32,500	1,317
Schawk, Inc.	67,300	1,285
Robbins & Myers, Inc.	23,744	1,252
*^ AMREP Corp.	30,000	1,236
* Integrated Electrical Services, Inc.	43,800	1,167
American Railcar Industries, Inc.	33,470	1,162
* American Commercial Lines Inc.	52,100	1,154
CBIZ Inc.	168,992	1,151
* US Airways Group Inc.	36,300	1,126
* Columbus McKinnon Corp.	40,700	1,044
IKON Office Solutions, Inc.	73,370	1,017
Landstar System, Inc.	22,000	1,000
Comfort Systems USA, Inc.	76,920	995
* Innovative Solutions and Support, Inc.	54,800	977
Diamond Management and Technology Consultants,Inc.	89,900	972
Angelica Corp.	43,325	946
Bowne & Co., Inc.	54,454	944
^ PRG-Schultz International, Inc.	45,811	815
Gorman-Rupp Co.	27,600	792
* First Consulting Group, Inc.	85,300	775
* PeopleSupport Inc.	82,500	766
Curtiss-Wright Corp.	16,600	723
CDI Corp.	23,880	676
The Eastern Co.	31,450	638
The Toro Co.	10,900	613
NACCO Industries, Inc. Class A	4,655	612
Ameron International Corp.	6,100	597
GP Strategies Corp.	53,270	574
Tennant Co.	13,986	539
Gehl Co.	18,804	481
Federal Signal Corp.	34,790	468
Hurco Cos., Inc.	9,953	464
North American Galvanizing & Coatings Inc.	58,200	438
EDO Corp.	11,050	365
Barrett Business Services, Inc.	14,434	364
Huttig Building Products, Inc.	56,800	354
Herley Industries Inc.	20,494	291
Team, Inc.	5,700	268
* Genesee & Wyoming Inc. Class A	9,700	249
* Shaw Group, Inc.	4,600	245
Industrial Svcs of Amer	20,200	212
Woodward Governor Co.	3,500	202
* Lamson & Sessions Co.	8,900	197
Exponent, Inc.	8,240	188
Cubic Corp.	6,300	173
Tredegar Corp.	9,040	166
Meadow Valley Corp.	7,230	92
Edac Technologies Corp.	10,110	86
Nashua Corp.	7,407	78
* EMCOR Group, Inc.	1,800	65
MTC Technologies, Inc.	2,100	46
Ampco-Pittsburgh Corp.	600	25
Tech/Ops Sevcon, Inc.	2,820	25
Nortech Systems, Inc.	2,500	19
VSE Corp.	360	18
Lawson Products, Inc.	140	5
Covenant Transport, Inc.	300	3

		1,884,382

Information Technology (21.6%)
* Varian Semiconductor Equipment Associates, Inc.	1,421,696	66,819
* Polycom, Inc.	1,943,213	60,181
* Microsemi Corp.	2,359,165	54,992
* VeriFone Holdings, Inc.	1,466,725	53,403
* BMC Software, Inc.	1,743,499	50,073
* Red Hat, Inc.	2,391,713	49,795
* Alliance Data Systems Corp.	636,004	48,845
* Ciena Corp.	1,212,935	44,309
* McAfee Inc.	1,165,940	41,811
* Mettler-Toledo International Inc.	422,700	40,224
* Trimble Navigation Ltd.	1,137,800	37,582
* Akamai Technologies, Inc.	1,102,495	37,441
FactSet Research Systems Inc.	561,137	37,029
* ON Semiconductor Corp.	3,094,597	36,578
* Cadence Design Systems, Inc.	1,585,800	33,936
* Cypress Semiconductor Corp.	1,317,944	33,028
* Avnet, Inc.	863,190	32,698
* Ingram Micro, Inc. Class A	1,540,400	30,885
* Riverbed Technology, Inc.	697,315	30,793
* CDW Corp.	357,422	30,084
* Euronet Worldwide, Inc.	1,180,221	29,989
* Integrated Device Technology Inc.	1,793,400	29,179
* CommScope, Inc.	532,724	28,996
* Ceridian Corp.	837,350	28,386
Heartland Payment Systems, Inc.	885,400	27,474
Intersil Corp.	925,640	27,075
* Synopsys, Inc.	1,102,881	26,976
* DST Systems, Inc.	352,600	26,752
* MICROS Systems, Inc.	484,331	25,805
* ValueClick, Inc.	1,191,481	25,474
* VistaPrint Ltd.	741,170	25,311
* Anixter International Inc.	300,400	24,828
* MPS Group, Inc.	1,861,901	24,819
* RF Micro Devices, Inc.	3,485,700	24,191
* Electronics for Imaging, Inc.	913,030	23,976
* ViaSat, Inc.	784,300	22,455
* Littelfuse, Inc.	687,300	22,399
* ADC Telecommunications, Inc.	1,177,500	22,007
* DealerTrack Holdings Inc.	605,200	21,824
* Opsware, Inc.	1,525,600	21,511
* Verigy Ltd.	864,700	21,151
* Ariba, Inc.	2,516,025	21,009
* Concur Technologies, Inc.	852,087	20,331
* Color Kinetics Inc.	576,650	19,416
* salesforce.com, Inc.	495,500	19,255
Syntel, Inc.	524,352	18,882
* Arrow Electronics, Inc.	485,200	18,544
* Entegris Inc.	1,715,100	18,489
* Trident Microsystems, Inc.	1,212,934	18,449
* Sycamore Networks, Inc.	4,235,300	17,619
* FLIR Systems, Inc.	387,892	16,931
* Cymer, Inc.	393,000	16,801
* Hutchinson Technology, Inc.	825,200	16,554
* Harris Stratex Networks, Inc. Class A	967,825	16,472
* Iron Mountain, Inc.	612,400	16,406
* FEI Co.	562,725	16,139
* Sapient Corp.	2,255,200	16,080
* VeriSign, Inc.	535,135	15,888
* Brocade Communications Systems, Inc.	2,221,600	15,640
* Sirenza Microdevices, Inc.	1,346,600	15,297
* Powerwave Technologies, Inc.	2,336,600	15,281
* Tessera Technologies, Inc.	371,260	15,270
* THQ Inc.	529,665	15,233
* Novellus Systems, Inc.	515,136	14,692
* BISYS Group, Inc.	1,186,500	14,202
* SAVVIS, Inc.	376,664	14,148
* NICE-Systems Ltd. ADR	418,377	13,898
* Avocent Corp.	491,863	13,452
* NCR Corp.	253,460	13,236
* CheckFree Corp.	357,430	13,168
* Informatica Corp.	922,014	12,853
* Rofin-Sinar Technologies Inc.	185,876	12,095
* aQuantive, Inc.	172,390	11,404
* Compuware Corp.	1,190,800	11,110
* Benchmark Electronics, Inc.	481,970	10,700
Marchex, Inc.	792,100	10,678
* Sybase, Inc.	449,951	10,673
* The Ultimate Software Group, Inc.	382,800	10,385
* Cognizant Technology Solutions Corp.	126,254	10,224
* Skyworks Solutions, Inc.	1,270,494	10,062
* Mastec Inc.	724,300	9,901
* Global Cash Access, Inc.	723,455	9,882
* ANSYS, Inc.	378,994	9,869
MoneyGram International, Inc.	382,700	9,793
* Progress Software Corp.	322,991	9,770
* j2 Global Communications, Inc.	291,644	9,519
* ACI Worldwide, Inc.	310,360	9,475
* Quest Software, Inc.	638,999	9,457
* MRV Communications Inc.	3,556,300	9,424
* Amkor Technology, Inc.	756,602	9,352
* Sonic Solutions, Inc.	833,600	9,320
Total System Services, Inc.	330,204	9,289
* Emulex Corp.	458,887	9,086
* International Rectifier Corp.	246,235	9,039
Lawson Software, Inc.	948,428	9,039
Global Payments Inc.	238,460	8,918
Amphenol Corp.	241,910	8,288
* Bookham, Inc.	3,124,700	8,218
^ ANADIGICS, Inc.	556,800	8,090
*^ Business Objects S.A. ADR	174,935	7,872
Jack Henry & Associates Inc.	325,100	7,809
Fidelity National Information Services, Inc.	156,150	7,750
* Sykes Enterprises, Inc.	445,865	7,464
* SPSS, Inc.	179,707	7,375
* C-COR Inc.	545,503	7,337
* ATMI, Inc.	251,385	7,285
* Dolby Laboratories Inc.	214,200	7,124
* Digital River, Inc.	156,600	7,049
* Travelzoo, Inc.	336,862	6,960
* Insight Enterprises, Inc.	300,125	6,771
* Vishay Intertechnology, Inc.	435,170	6,749
* FormFactor Inc.	172,043	6,605
* Affiliated Computer Services, Inc. Class A	120,120	6,446
* Vignette Corp.	303,521	6,386
ADTRAN Inc.	240,750	6,281
* Activision, Inc.	365,500	6,254
* Plexus Corp.	254,454	6,171
* Comtech Telecommunications Corp.	140,121	6,091
* Autodesk, Inc.	142,428	6,035
* Atheros Communications, Inc.	215,475	6,007
* Convergys Corp.	314,110	5,984
* Omniture, Inc.	259,400	5,927
* FARO Technologies, Inc.	154,819	5,764
Harmonic, Inc.	649,787	5,764
* Diodes Inc.	215,775	5,733
* Coherent, Inc.	196,556	5,690
* Epicor Software Corp.	434,318	5,672
* Interwoven Inc.	405,635	5,618
* Ulticom, Inc.	676,000	5,574
* Comverse Technology, Inc.	288,345	5,552
* LAM Research Corp.	93,900	5,431
* MEMC Electronic Materials, Inc.	87,615	5,373
Harris Corp.	97,800	5,367
National Semiconductor Corp.	206,119	5,357
* SiRF Technology Holdings, Inc.	227,771	5,339
* Mattson Technology, Inc.	534,627	5,325
AVX Corp.	327,720	5,240
Diebold, Inc.	100,785	5,107
MTS Systems Corp.	121,745	5,083
* Mentor Graphics Corp.	415,807	4,994
* Arris Group Inc.	325,304	4,821
United Online, Inc.	338,722	4,783
*^ Netlogic Microsystems Inc.	152,350	4,644
* CNET Networks, Inc.	616,025	4,639
*^ Smith Micro Software, Inc.	336,813	4,597
* Double-Take Software Inc.	300,000	4,578
* Intevac, Inc.	265,500	4,314
Molex, Inc.	151,600	4,296
* Western Digital Corp.	193,000	4,121
*^ L-1 Identity Solutions Inc.	227,591	3,901
* Advanced Energy Industries, Inc.	219,928	3,895
* Manhattan Associates, Inc.	138,086	3,848
^ Sigma Designs, Inc.	120,480	3,831
* Radiant Systems, Inc.	256,011	3,559
FalconStor Software, Inc.	336,500	3,496
* Rogers Corp.	93,900	3,394
Immersion Corp.	216,600	3,377
* QLogic Corp.	252,600	3,357
*^ UTStarcom, Inc.	1,036,900	3,339
* TTM Technologies, Inc.	253,000	3,299
AMIS Holdings Inc.	316,929	3,268
*^ WebMD Health Corp. Class A	69,100	3,164
* Citrix Systems, Inc.	85,800	3,103
* JDA Software Group, Inc.	136,364	3,083
* InterDigital, Inc.	109,100	3,049
* Macrovision Corp.	128,000	3,044
* Parametric Technology Corp.	169,400	2,987
Hewitt Associates, Inc.	98,366	2,943
* Anaren, Inc.	164,600	2,838
* Sonus Networks, Inc.	406,000	2,777
* Gartner, Inc. Class A	130,000	2,721
* Rudolph Technologies, Inc.	163,200	2,554
* Silicon Storage Technology, Inc.	683,453	2,474
OYO Geospace Corp.	30,495	2,371
* Pericom Semiconductor Corp.	221,933	2,370
* The Knot, Inc.	127,000	2,305
Cirrus Logic, Inc.	311,820	2,270
* EMS Technologies, Inc.	97,700	2,146
* ScanSource, Inc.	79,200	2,125
* Actuate Software Corp.	322,784	2,092
* NAVTEQ Corp.	37,000	2,003
* Oplink Communications, Inc.	119,300	1,929
* ManTech International Corp.	58,911	1,924
*^ Net 1 UEPS Technologies, Inc.	80,000	1,826
Broadridge Financial Solutions LLC	102,200	1,798
* Zoran Corp.	92,700	1,747
* iGATE Corp.	202,600	1,556
* BEA Systems, Inc.	124,200	1,538
* Synaptics Inc.	39,700	1,394
* Lexmark International, Inc.	34,100	1,348
* Ansoft Corp.	52,626	1,331
* Eagle Test Systems, Inc.	84,900	1,273
Technitrol, Inc.	48,300	1,256
* LSI Corp.	170,528	1,228
OPNET Technologies, Inc.	116,504	1,210
* SonicWALL, Inc.	136,500	1,207
Keynote Systems Inc.	79,766	1,196
^ Imergent, Inc.	55,050	1,189
* Foundry Networks, Inc.	66,800	1,175
Symmetricom Inc.	155,760	1,162
Sumtotal Systems Inc.	149,490	1,157
Ciber, Inc.	150,710	1,144
Standard Microsystem Corp.	34,167	1,141
SRS Labs, Inc.	96,101	1,109
Perficient, Inc.	53,734	1,062
* Asyst Technologies, Inc.	152,600	1,019
* Nuance Communications, Inc.	61,200	1,009
PC-Tel, Inc.	112,771	921
Ceva, Inc.	100,820	908
* Multi-Fineline Electronix, Inc.	59,300	846
* Tyler Technologies, Inc.	69,800	840
Veeco Instruments, Inc.	43,392	794
^ Infocrossing, Inc.	44,000	775
*^ i2 Technologies, Inc.	46,000	747
* Aspen Technologies, Inc.	59,500	738
Internet Gold-Golden Lines Ltd.	61,386	735
* NETGEAR, Inc.	25,400	703
TechTeam Global, Inc.	57,480	669
Plantronics, Inc.	23,700	664
Integral Systems, Inc.	27,407	644
Digi International, Inc.	44,374	634
Digimarc Corp.	59,480	628
Tektronix, Inc.	17,000	558
OSI Systems Inc.	18,970	470
* Dycom Industries, Inc.	16,500	461
Iomega Corp.	81,700	432
* CSG Systems International, Inc.	16,800	420
Hifn, Inc.	49,520	412
Gerber Scientific, Inc.	39,400	409
* Hittite Microwave Corp.	9,568	385
Telecommunication Systems, Inc.	86,156	371
* LivePerson, Inc.	69,846	366
Spectrum Control, Inc.	20,565	336
* Smart Modular Technologies Inc.	23,979	295
* STEC Inc.	31,400	231
NetScout Systems, Inc.	21,099	205
Brooks Automation, Inc.	10,899	191
* Tech Data Corp.	5,000	187
* Brightpoint, Inc.	14,114	185
* OmniVision Technologies, Inc.	10,700	184
* PC Connection, Inc.	13,600	183
* Rimage Corp.	7,100	171
* LoJack Corp.	7,400	158
* Teradyne, Inc.	9,100	143
Datawatch Corp.	26,010	137
Perot Systems Corp.	8,130	124
* CACI International, Inc.	2,200	98
Pervasive Software Inc.	18,850	94
Aviza Technology Inc.	19,405	89
Moldflow Corp.	3,400	71
AsiaInfo Holdings, Inc.	8,026	66
Ness Technologies Inc.	5,200	61
* Greenfield Online, Inc.	2,200	36
* F5 Networks, Inc.	300	26
Inx Inc.	2,400	22
Csp Inc.	2,080	21
Schmitt Industries Inc.	2,060	17
Aetrium, Inc.	3,130	14
Vicon Industries Inc.	1,090	13
Zones, Inc.	570	6
NetManage, Inc.	1,301	6
White Electronic Designs Corp.	930	5
* Optical Cable Corp. Warrants Exp. 10/24/07	8,891	2
Saba Software, Inc.	200	1
BSQUARE Corp.	13	-

		2,587,106

Materials (5.5%)
AptarGroup Inc.	1,758,900	64,024
* AK Steel Holding Corp.	1,197,635	47,869
Albemarle Corp.	1,144,290	46,035
* Owens-Illinois, Inc.	1,036,200	41,427
* Hercules, Inc.	1,770,450	36,755
Ferro Corp.	1,037,900	23,197
Celanese Corp. Series A	591,060	22,165
* Pactiv Corp.	696,500	22,016
Martin Marietta Materials, Inc.	156,800	21,482
Cytec Industries, Inc.	316,900	21,229
Cleveland-Cliffs Inc.	262,498	18,183
Nalco Holding Co.	747,700	17,227
Carpenter Technology Corp.	141,033	16,739
Minerals Technologies, Inc.	248,200	16,051
* RTI International Metals, Inc.	198,800	15,753
Steel Dynamics, Inc.	355,100	14,889
Greif Inc. Class A	240,900	13,250
Agrium, Inc.	297,300	12,463
International Flavors & Fragrances, Inc.	237,000	11,876
Tenma Corp.	693,600	11,821
* Terra Industries, Inc.	468,100	11,482
* Rhodia SA	244,340	10,880
CF Industries Holdings, Inc.	186,648	10,729
Chaparral Steel Co.	116,300	9,774
Quanex Corp.	206,300	9,296
Sealed Air Corp.	334,600	9,118
Ball Corp.	172,900	8,865
* Crown Holdings, Inc.	284,600	6,990
Rockwood Holdings, Inc.	178,267	6,166
Mitsubishi Rayon Co., Ltd.	813,000	6,082
Lubrizol Corp.	96,600	6,053
Eastman Chemical Co.	83,600	5,753
Reliance Steel & Aluminum Co.	108,700	5,711
NewMarket Corp.	118,828	5,517
* W.R. Grace & Co.	261,500	5,400
Packaging Corp. of America	196,409	5,012
Cabot Corp.	102,910	4,156
Ryerson Tull, Inc.	111,530	3,579
Rock-Tenn Co.	110,300	3,388
Sonoco Products Co.	89,200	3,271
* Century Aluminum Co.	52,100	2,685
Neenah Paper Inc.	63,060	2,442
* PolyOne Corp.	317,000	2,384
A.M. Castle & Co.	71,540	2,362
Airgas, Inc.	49,900	2,330
* Brush Engineered Materials Inc.	53,000	2,007
Silgan Holdings, Inc.	38,289	1,976
RPM International, Inc.	78,200	1,838
* AEP Industries, Inc.	41,741	1,655
* Headwaters Inc.	85,000	1,371
* OM Group, Inc.	22,600	1,095
Arch Chemicals, Inc.	29,200	1,033
* Universal Stainless & Alloy Products, Inc.	27,305	1,030
Metal Management, Inc.	24,400	1,025
Kaiser Aluminum Corp.	13,900	938
Schnitzer Steel Industries, Inc. Class A	14,487	785
* Buckeye Technology, Inc.	45,900	704
^ LSB Industries, Inc.	16,690	325
Penford Corp.	5,391	193
Koppers Holdings, Inc.	6,500	192
Scotts Miracle-Gro Co.	4,480	184
Innospec, Inc.	6,400	176
Schweitzer-Mauduit International, Inc.	5,900	135
NN, Inc.	9,337	99
Landec Corp.	8,000	92
Stepan Co.	3,330	92
Rock of Ages Corp.	9,670	56
Wausau Paper Corp.	3,680	41

		660,918

Telecommunication Services (1.3%)
NTELOS Holdings Corp.	690,100	18,495
CenturyTel, Inc.	364,634	16,726
Telephone & Data Systems, Inc.	247,673	16,445
* NeuStar, Inc. Class A	483,900	13,956
Partner Communications Company Ltd.	849,707	13,952
*^ Clearwire Corp.	466,540	13,310
* SBA Communications Corp.	395,065	13,164
* American Tower Corp. Class A	263,005	10,957
* General Communication, Inc.	878,000	10,106
* Metropcs Communications Inc.	202,170	7,403
* Cogent Communications Group, Inc.	234,000	6,711
* Leap Wireless International, Inc.	64,726	5,722
* Syniverse Holdings Inc.	298,600	4,016
Atlantic Tele-Network, Inc.	98,811	2,883
^ Golden Telecom, Inc.	35,600	2,298
Rural Cellular Corp. Class A	52,353	2,233
* Aruba Networks, Inc.	33,400	671
Gilat satellite Network Ltd.	24,379	216
* Premiere Global Services, Inc.	14,900	173
USA Mobility, Inc.	1,750	42

		159,479

Utilities (0.7%)
UGI Corp. Holding Co.	627,100	16,185
PNM Resources Inc.	616,400	15,922
CenterPoint Energy Inc.	848,800	13,988
* El Paso Electric Co.	586,200	13,641
Energen Corp.	90,900	4,810
Ormat Technologies Inc.	105,100	4,356
Equitable Resources, Inc.	69,900	3,293
* Sierra Pacific Resources	157,900	2,509
ONEOK, Inc.	36,700	1,863
WGL Holdings Inc.	56,200	1,683
Westar Energy, Inc.	69,600	1,602
ITC Holdings Corp.	29,500	1,240
OGE Energy Corp.	25,500	845
ALLETE, Inc.	9,770	428
American States Water Co.	5,000	184
Central Vermont Public Service Corp.	4,390	149
Maine & Maritimes Corp.	200	5

		82,703

Exchange-Traded Funds (1.1%)
2^ Vanguard Small-Cap ETF	1,165,083	81,602
2 Vanguard Small-Cap Growth ETF	713,200	50,473

		132,075

Total Common Stocks
(Cost $10,146,642)		11,539,772

Temporary Cash Investments (5.3%)

Money Market Fund (4.6%)
3 Vanguard Market Liquidity Fund, 5.302%	549,775,319	549,775

	Face
	Amount
	($000)

Repurchase Agreement (0.6%)
Deutsche Bank Securities, Inc.
5.310%, 8/1/07
(Dated 7/31/07, Repurchase Value $72,711,000, collateralized
by Federal Home Loan Mortgage Corp. 5.000%-6.500%, 2/1/36-7/1/37)	72,700	72,700

U.S. Agency Obligations (0.1%)
4 Federal National Mortgage Assn.
5 5.204%, 10/3/07	15,000	14,867
5 5.208%, 10/24/07	1,500	1,482

		16,349

Total Temporary Cash Investments
(Cost $638,822)		638,824

Total Investments (101.8%)
(Cost $10,785,464)		12,178,596

Other Assets and Liabilities - Net (-1.8%)		(217,612)

Net Assets (100%)		11,960,984

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5 Securities with a value of $16,349,000 and cash of $1,495,000, have been segregated as initial margin for open futures contracts would require congressional action.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $10,790,076,000. Net unrealized appreciation of investment securities for tax purposes was $1,388,520,000, consisting of unrealized gains of $2,038,173,000 on securities that had risen in value since their purchase and $649,653,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 3.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	427	166,744	(11,796)
E-mini Russell 2000 Index	327	25,538	(1,684)
E-mini MidCap 400 Index	219	18,865	(1,202)
E-mini NASDAQ 100 Index	100	3,892	(46)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

VANGUARD EXPLORER FUND

BY:	/s/ THOMAS J. HIGGINS (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.